Disposal of Subsidiaries - Summary of Analysis of Assets and Liabilities on Date Control was Lost (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 TWD ($)
GAPT Holdings and ASEKS [member]
Current assets
Cash and cash equivalents			$ 2,625,715
Trade and other receivables			4,505,531
Inventories			2,284,880
Other current assets			1,215,992
Non-Current Assets
Property, plant and equipment			16,693,129
Right-of-use assets			181,855
Investment property			787,250
Goodwill			310,711
Deferred tax assets			659,972
Other non-current assets			308,500
Current Liabilities
Short-term borrowings			(2,443,005)
Trade and other payables			(5,949,592)
Other current liabilities			(647,027)
Non-Current Liabilities
Deferred tax liabilities			(200,899)
Lease liabilities – non-current			(8,150)
Other non-current liabilities			(156,863)
Net assets disposed of			$ 20,167,999
LUCHU [member]
Current assets
Cash and cash equivalents	$ 261,238	$ 8,532
Inventories related to real estate business	1,787,526	58,378
Other current assets	1,761	57
Non-Current Assets
Financial assets at fair value through other comprehensive income – non-current	70,809	2,312
Current Liabilities
Trade and other payables	(222)	(7)
Current portion of long-term borrowings	0
Non-Current Liabilities
Net assets disposed of	$ 2,121,112	$ 69,272